UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21189
PIMCO New York Municipal Income Fund III

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105

(Address of principal executive offices)	(Zip code)
Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, New York 10105

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-739-3371
Date of fiscal year end: September 30, 2009
Date of reporting period: March 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS

PIMCO Municipal Income Fund III
PIMCO California Municipal Income Fund III
PIMCO New York Municipal Income Fund III

Semi-Annual Report
March 31, 2009

Contents

Letter to Shareholders	1
Fund Insights/Performance & Statistics	2-7
Schedules of Investments	8-21
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24-25
Statements of Cash Flows	26-28
Notes to Financial Statements	29-38
Financial Highlights	39-41
Annual Shareholder Meetings Results/ Proxy Voting Policies & Procedures	42
EX-99.CERT
EX-99.906CERT

PIMCO Municipal Income Funds III Letter to Shareholders
May 15, 2009

Dear Shareholder:

Please find enclosed the semi-annual report for the PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III (the “Funds”) for the six months ended March 31, 2009.

The U.S. bond market provided positive returns during the fiscal six-month period, with municipal and high quality corporate bonds showing marked improvement as liquidity infusions improved credit market conditions and bolstered investor sentiment. In this environment, the Barclays Capital Municipal Bond Index returned a tax-advantaged 5.00% for the fiscal six-month period, outperforming the taxable, broad bond market return of 4.70% as represented by the Barclays Capital U.S. Aggregate Index. The Federal Reserve (the “Fed”) and U.S. Treasury Department moved aggressively during the fiscal six-month period to stave off bank failures and to inject liquidity into the banking system. The Fed reduced the Federal Funds rate three times during the fiscal six-month period, lowering the benchmark rate on loans between member banks from 2.00% to a target of 0% to 0.25%. In addition, the Fed pursued a policy of quantitative easing, buying securities from banks in order to add to the supply of cash available for lending.

On April 6, 2009, the Funds announced a change increasing the amount of Residual Interest Municipal Bonds (“RIBs”) in which a Fund may invest to 15% from 10% of their total assets. The change potentially allows the Funds to earn additional tax-free income. In addition, the use of RIBs, which results in a form of economic leverage, will allow the Funds to replace or increase leverage to some degree.

Please refer to the following pages for information on the Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (866) 298-8462. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 1

PIMCO Municipal Income Fund III Fund Insights
March 31, 2009 (unaudited)

•	For the fiscal six-month period ended March 31, 2009, PIMCO Municipal Income Fund III (“Muni III”) declined 23.73% on net asset value (“NAV”) and 18.27% on market price, compared with the decrease of 3.33% and rise of 3.94%, respectively, for the Lipper Analytical General Municipal Debt Funds (Leveraged) average.

•	High-quality municipal bond yields decreased across the curve for the fiscal six-month period ended March 31, 2009. The market began to rebound at the end of 2008 and continued into the first quarter of 2009.

•	Duration hedging strategies detracted from performance during the fiscal six-month period. Interest rates for Treasuries and London Inter-bank Offered Rate (“LIBOR”) swaps moved significantly lower due to a flight-to-quality and uncertain economic conditions. This move lower was larger than the move in high-quality municipal yields, causing municipals to underperform. However these rates moved higher off their lows in the first quarter of 2009, helping to recoup some of the negative performance for the hedge from the last quarter of 2008.

•	Municipal-to-Treasury yield ratios moved higher, remaining at very high levels compared to historical averages during the fiscal six-month period. The 10-year ratio increased to 118% and 30-year ratio increased to 135%.

•	Tobacco securitization sector holdings detracted from performance as municipal investors avoided all but the highest quality, most liquid issues during the period. The sector lost in excess of 15% during the fiscal six-month period due to this flight-to-quality.

•	Exposures to healthcare related municipals detracted from Muni III’s performance while exposure to the education sector contributed to performance during the fiscal six-month period.

•	Pre-refunded bond exposure contributed positively to performance as the sector performed well due to continued investor demand for the highest quality securities.

•	Exposure to zero coupon municipals detracted from performance as these securities underperformed coupon bonds during the period. The Barclays Capital Zero Coupon Index declined 1.46% for the fiscal six-month period.

•	The municipal yield curve saw a significant steepening during the fiscal six-month period as yields on the front end of the curve declined more than the longer end. The 15-, 20-, and 30-year maturity AAA General Obligation yields decreased by 105, 67, and 51 basis points, respectively while the two-year yield decreased by 155 basis points. Significant exposure in the long end of the yield curve detracted from Muni III’s performance as that area underperformed during the period.

•	Compared to long taxable sectors, long municipals underperformed due to the Treasury rally with the Barclays Capital Long Municipal Bond Index returning 1.63%% while the Barclays Capital U.S. Long Government/Credit and the Barclays Capital U.S. Long Treasury Indices returned 6.10% and 12.45%, respectively.

•	Municipal bond issuance continued to trend lower during the fourth quarter of 2008, remaining consistent with the previous year for the first quarter in 2009. During the fiscal six-month period, the overall municipal bond issuance was $35 billion, less than the same period in the prior year at $155 billion.

2 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO Municipal Income Fund III Performance & Statistics
March 31, 2009 (unaudited)

Total Return(1):	Market Price	Net Asset Value (“NAV”)

Six Months	(18.27)%	(23.73)%

1 Year	(33.54)%	(35.31)%

5 Year	(3.79)%	(5.49)%

Commencement of Operations (10/31/02) to 3/31/09	(1.92)%	(2.79)%

Market Price/NAV Performance:
Commencement of Operations (10/31/02) to 3/31/09

Market Price/NAV:

Market Price	$8.68

NAV	$7.85

Premium to NAV	10.57%

Market Price Yield(2)	9.68%

Moody’s Ratings
(as a % of total investments)

(1)	Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value or market share price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at March 31, 2009.

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 3

PIMCO California Municipal Income Fund III Fund Insights
March 31, 2009 (unaudited)

•	For the fiscal six-month period ended March 31, 2009, PIMCO California Municipal Income Fund III (“California Muni III”) declined 30.58% on net asset value (“NAV”) and 23.40% on market price, compared with decreases of 3.84% and 3.60%, respectively, for the Lipper Analytical California Municipal Debt Funds average.

•	High-quality municipal bond yields decreased across the curve for the fiscal six-month period ended March 31, 2009. The market began to rebound at the end of 2008 and continued into the first quarter of 2009.

•	Duration hedging strategies detracted from performance during the fiscal six-month period. Interest rates for Treasuries and London Inter-bank Offered Rate (“LIBOR”) swaps moved significantly lower due to a flight-to-quality and uncertain economic conditions. This move lower was larger than the move in high-quality municipal yields causing municipals to underperform. However these rates moved higher off their lows in the first quarter of 2009, helping to recoup some of the negative performance for the hedge from the last quarter of 2008.

•	Municipal-to-Treasury yield ratios moved higher, remaining at very high levels compared to historical averages during the fiscal six-month period. The 10-year ratio increased to 118% and 30-year ratio increased to 135%.

•	Tobacco securitization sector holdings detracted from performance as municipal investors avoided all but the highest quality, most liquid issues during the period. The sector lost in excess of 15% during the fiscal six-month period due to this flight-to-quality.

•	Exposure to healthcare related municipals detracted from California Muni III’s performance while exposure to the education sector contributed to performance during the fiscal six-month period.

•	Pre-refunded bond exposure contributed positively to performance as the sector performed well due to continued investor demand for the highest quality securities.

•	Exposure to zero coupon municipals detracted from performance as these securities underperformed coupon bonds during the period. The Barclays Capital Zero Coupon Index declined 1.46% for the fiscal six-month period.

•	Municipal bonds within California underperformed the Barclays Capital Municipal Bond Index returning 2.97% compared with 5.00% for during the fiscal six-month period. This underperformance reflected a worsening budget situation in the state due to the economic downturn, and the new issue in the first quarter which pushed yields higher. New issue supply in California for the first quarter of 2009 was 11% higher compared with the first quarter of 2008 at $15 billion.

•	Long California municipals underperformed the Barclays Capital Long Municipal Bond Index declining 1.25% compared to a rise of 1.63%, respectively during the fiscal six-month period ended March 31, 2009. The California municipal curve also steepened with 30-year yields increasing 35 basis points while 5-year yields decreased 8 basis points. Positioning in longer-maturity California municipals detracted from California Muni III’s performance due to this curve steepening.

4 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO California Municipal Income Fund III Performance & Statistics
March 31, 2009 (unaudited)

Total Return(1):	Market Price	Net Asset Value (“NAV”)

Six Months	(23.40)%	(30.58)%

1 Year	(39.99)%	(38.60)%

5 Year	(5.61)%	(6.34)%

Commencement of Operations (10/31/02) to 3/31/09	(3.90)%	(3.84)%

Market Price/NAV Performance:
Commencement of Operations (10/31/02) to 3/31/09

Market Price/NAV:

Market Price	$7.71

NAV	$7.40

Premium to NAV	4.19%

Market Price Yield(2)	9.34%

Moody’s Ratings
(as a % of total investments)

(1)	Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value or market share price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at March 31, 2009.

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 5

PIMCO New York Municipal Income Fund III Fund Insights
March 31, 2009 (unaudited)

•	For the fiscal six-month period ended March 31, 2009, PIMCO New York Municipal Income Fund III (“New York Muni III”) declined 29.78% on net asset value (“NAV”) and 18.10% on market price, compared with the decrease of 2.87% and rise of 0.46%, respectively, for the Lipper Analytical New York Municipal Debt Funds average.

•	High-quality municipal bond yields decreased across the curve for the fiscal six-month period ended March 31, 2009. The market began to rebound at the end of 2008 and continued into the first quarter of 2009.

•	Duration hedging strategies significantly detracted from performance during the fiscal six-month period. Interest rates for Treasuries and London Inter-bank Offered Rate (“LIBOR”) swaps moved significantly lower due to a flight to quality and uncertain economic conditions. This move lower was larger than the move in high-quality municipal yields causing municipals to underperform. However these rates moved higher off their lows in the first quarter of 2009, thus helping to recoup some of the negative performance for the hedge from the last quarter of 2008.

•	Municipal-to-Treasury yield ratios moved higher, remaining at very high levels compared to historical averages during the fiscal six-month period. The 10-year ratio increased to 118% and 30-year ratio increased to 135%.

•	Tobacco securitization sector holdings detracted from performance as municipal investors avoided all but the highest quality, most liquid issues during the period. The sector lost in excess of 15% during the fiscal six-month period due to this flight-to-quality.

•	Exposure to healthcare related municipals detracted from New York Muni III’s performance while exposure to the education sector contributed to performance during the fiscal six-month period.

•	Pre-refunded bond exposure contributed positively to performance as the sector performed well due to continued investor demand for the highest quality securities.

•	Exposure to zero coupon municipals detracted from performance as these securities underperformed coupon bonds during the period. The Barclays Capital Zero Coupon Index declined 1.46% for the fiscal six-month period. .

•	Municipal bonds within New York slightly outperformed the Barclays Capital Municipal Bond Index returning 5.07% compared with 5.00% for the National Index during the period. New issue supply for New York during the first quarter of 2009 was $9.7 billion, 7.5% lower than during the first quarter of 2008.

•	Long New York municipals outperformed the Barclays Capital Long Municipal Bond Index returning 2.59% compared to 1.63%, respectively. The New York curve also steepened during the fiscal six-month period ended March 31, 2009 with 30-year yields declining 29 basis points while 5-year yields decreased 74 basis points. Significant positions in the longer portions of the curve detracted from New York Muni III’s performance as the curve steepened.

6 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO New York Municipal Income Fund III Performance & Statistics
March 31, 2009 (unaudited)

Total Return(1):	Market Price	Net Asset Value (“NAV”)

Six Months	(18.10)%	(29.78)%

1 Year	(34.47)%	(37.53)%

5 Year	(6.29)%	(6.59)%

Commencement of Operations (10/31/02) to 3/31/09	(3.95)%	(3.62)%

Market Price/NAV Performance:
Commencement of Operations (10/31/02) to 3/31/09

Market Price/NAV:

Market Price	$7.87

NAV	$7.75

Premium to NAV	1.55%

Market Price Yield(2)	8.01%

Moody’s Ratings
(as a % of total investments)

(1)	Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value or market share price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund distributions.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend payable to common shareholders by the market price per common share at March 31, 2009.

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 7

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

MUNICIPAL BONDS & NOTES–95.4%
	Alabama–0.8%
$5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	Baa1/NR	$3,033,900
1,500	Colbert Cnty., Northwest Health Care Facs. Auth., Health Care Fac. Rev., 5.75%, 6/1/27	Baa3/NR	1,191,540

			4,225,440

	Alaska–1.2%
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,582,612
	State Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,656,172
1,000	5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA	969,950

			6,208,734

	Arizona–4.7%
	Health Facs. Auth. Rev.,
	Banner Health,
1,250	5.00%, 1/1/35, Ser. A	NR/AA−	1,055,900
900	5.50%, 1/1/38, Ser. D	NR/AA−	807,390
2,250	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	1,252,463
1,500	Maricopa Cnty. Pollution Control Corp. Rev., Palo Verde Project, 5.05%, 5/1/29, Ser. A (AMBAC)	Baa1/A	1,177,140
13,000	Pima Cnty. Industrial Dev. Auth. Rev., 5.00%, 9/1/39	Aa2/AA	11,676,210
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (j)	Aa1/AA	4,769,100
5,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	3,279,640

			24,017,843

	California–9.4%
	Golden State Tobacco Securitization Corp. Rev., Ser. A-1,
16,875	6.25%, 6/1/33	Aaa/AAA	18,653,119
2,750	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (c)	NR/AAA	3,232,845
	State, GO,
250	5.00%, 11/1/37	A2/A	215,267
5,300	5.00%, 12/1/37	A2/A	4,562,929
4,500	6.00%, 4/1/38 (e)	A2/A	4,493,835
	Statewide Communities Dev. Auth. Rev.,
3,060	Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(d)	NR/NR	2,612,261
	Methodist Hospital Project, (FHA),
2,900	6.625%, 8/1/29	Aa2/AA	2,994,888
10,300	6.75%, 2/1/38	Aa2/AA	10,646,801

			47,411,945

8 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Colorado–3.0%
$9,955	Colorado Springs Utilities Rev., 5.00%, 11/15/30, Ser. B (j)	Aa2/AA	$10,000,196
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	291,325
1,500	Housing & Finance Auth. Rev., Evergreen Country Day School, 5.875%, 6/1/37 (a)(d)	NR/BB	1,031,595
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A1/A	374,125
4,000	Saddle Rock Metropolitan Dist., GO, 5.35%, 12/1/31 (Radian)	NR/BBB+	3,314,880

			15,012,121

	District of Columbia–2.0%
10,000	Dist. Of Columbia Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (j)	Aa3/AA	10,103,100

	Florida–4.7%
4,200	Board of Education, GO, 5.00%, 6/1/38, Ser. D (j)	Aa1/AAA	4,130,070
3,480	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34	A3/A−	2,483,537
4,500	Broward Cnty. Rev., 5.25%, 10/1/34, Ser. A (j)	Aa3/AA	4,388,895
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital, 5.25%, 10/1/34, Ser. B	A3/NR	1,896,725
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment, 5.00%, 5/1/29, (NPFGC)	Baa1/AA−	1,154,439
3,895	Sarasota Cnty. Health Fac. Auth. Rev., 5.75%, 7/1/45	NR/NR	2,481,621
6,900	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	7,273,842

			23,809,129

	Georgia–0.2%
1,750	Fulton Cnty. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A	NR/NR	965,947
400	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	243,020

			1,208,967

	Idaho–1.2%
	State Building Auth. Building Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	NR/AA−	952,560
5,750	5.00%, 9/1/43	NR/AA−	5,324,443

			6,277,003

	Illinois–8.3%
	Chicago, GO, (NPFGC)
720	5.00%, 1/1/31, Ser. A	Aa3/AA−	686,001
5,000	5.00%, 1/1/34, Ser. C (j)	Aa3/AA−	4,909,100
500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC)	A1/AA	150,100
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	A1/AA+	6,645,170
	Educational Facs. Auth. Rev., Univ. of Chicago, Ser. A,
4,780	5.00%, 7/1/33	Aa1/AA	4,739,800
165	5.25%, 7/1/41	Aa1/AA	165,523

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 9

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Illinois (continued)
	Finance Auth. Rev.,
	Leafs Hockey Club, Ser. A,
$1,000	5.875%, 3/1/27	NR/NR	$450,040
625	6.00%, 3/1/37	NR/NR	281,244
400	OSF Healthcare Systems, 7.125%, 11/15/37, Ser. A	A2/A	398,744
12,795	Peoples Gas Light & Coke, 5.00%, 2/1/33 (AMBAC)	A1/A	12,063,510
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (j)	Aa1/AA	5,127,000
1,175	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	Baa1/NR	1,040,533
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	Aa3/AA−	5,114,450

			41,771,215

	Indiana–2.1%
1,375	Fort Wayne Pollution Control Rev., General Motors Corp. Project, 6.20%, 10/15/25	Caa3/C	172,288
5,000	Indianapolis Local Public Improvement Board, Tax Allocation, 5.00%, 2/1/29, Ser. G (NPFGC)	Baa1/AA	5,006,550
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22 (AMBAC)	Baa1/A	1,016,050
	Portage Industrial Economic Dev. Rev., Ameriplex Project, Tax Allocation,
1,000	5.00%, 7/15/23	NR/BBB+	711,550
775	5.00%, 1/15/27	NR/BBB+	512,290
3,500	State Dev. Finance Auth. Pollution Control Rev., 5.00%, 3/1/30 (AMBAC)	Aaa/A	3,039,050

			10,457,778

	Iowa–1.4%
	Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,
120	5.50%, 11/15/27	NR/NR	74,836
575	5.50%, 11/15/37	NR/NR	327,002
11,010	Tobacco Settlement Auth. of Iowa Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	6,574,952

			6,976,790

	Kentucky–0.6%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
	Baptist Healthcare System, Ser. A,
1,000	5.375%, 8/15/24	Aa3/NR	1,017,030
1,300	5.625%, 8/15/27	Aa3/NR	1,303,445
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA−	891,040

			3,211,515

10 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Louisiana–0.4%
$1,700	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project, 5.50%, 5/15/47, Ser. B	A3/NR	$1,205,096
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,000,894

			2,205,990

	Maryland–0.3%
1,500	Health & Higher Educational Facs. Auth. Rev., Calvert Health Systems, 5.50%, 7/1/36	A2/NR	1,307,430

	Massachusetts–1.3%
750	Dev. Finance Agcy. Rev., Linden Ponds, Inc., 5.75%, 11/15/35, Ser. A	NR/NR	424,987
1,600	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	A1/A+	1,597,584
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA−	4,620,114

			6,642,685

	Michigan–14.0%
500	Conner Creek Academy East Rev., 5.25%, 11/1/36	NR/BB+	313,135
9,320	Detroit Sewer Disposal System Rev., 5.00%, 7/1/32, Ser. A (FSA)	Aa3/AAA	7,989,850
	Detroit Water Supply System Rev. (NPFGC),
30,000	5.00%, 7/1/34, Ser. A	A2/AA−	25,133,100
7,555	5.00%, 7/1/34, Ser. B	A3/AA−	6,239,070
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	A1/A	1,599,840
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23, Ser. A	Ba3/BB−	130,427
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	4,494,636
575	6.00%, 4/1/22	A2/A	540,477
20,000	Trinity Health Credit, 5.375%, 12/1/30, Ser. C	Aa2/AA	18,700,600
10,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	5,550,900

			70,692,035

	Mississippi–0.7%
	Business Finance Corp. Pollution Control Rev.,
	System Energy Resources, Inc.,
3,000	5.875%, 4/1/22	Ba1/BBB	2,550,960
1,250	5.90%, 5/1/22	Ba1/BBB	1,064,650

			3,615,610

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 11

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Missouri–0.3%
$1,350	St. Louis Cnty. Industrial Dev. Auth. Housing Dev. Rev., 5.20%, 1/20/36, Ser. A (GNMA)	NR/AAA	$1,300,779
250	Township of Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23	NR/NR	168,890

			1,469,669

	Montana–1.6%
11,250	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31, Ser. A (AMBAC)	Baa1/A	8,050,725

	Nevada–0.7%
4,000	Clark Cnty., GO, 4.75%, 6/1/30 (FSA)	Aa1/AAA	3,505,240

	New Jersey–3.6%
1,000	Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A	Baa3/BBB	635,210
	Economic Dev. Auth. Rev.,
4,500	Kapkowski Road Landfill Project, Special Assessment, 6.50%, 4/1/28	Baa3/NR	3,949,515
300	Newark Airport, 7.00%, 10/1/14	Ba1/NR	269,403
	Health Care Facs. Financing Auth. Rev.,
1,085	Pascack Valley Hospital Assoc., 6.625%, 7/1/36 (b)(f)	NR/D	27,113
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB−	751,060
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB−	788,544
22,645	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	11,765,436

			18,186,281

	New Mexico–0.2%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa3/BB+	816,540

	New York–4.3%
1,700	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37	A1/A	1,457,359
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	868,124
10,450	New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49	Aa2/AAA	11,229,570
	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (j),
4,000	4.75%, 6/15/35, Ser. DD	Aa3/AA+	3,694,560
4,900	5.00%, 6/15/37, Ser. D	Aa2/AAA	4,755,450

			22,005,063

	North Carolina–1.7%
	Eastern Municipal Power Agcy. Power System Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa1/BBB+	1,935,640
2,000	5.125%, 1/1/26, Ser. D	Baa1/BBB+	1,882,960
3,795	5.375%, 1/1/17, Ser. C	Baa1/BBB+	3,849,193

12 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	North Carolina (continued)
$1,500	Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)	Baa1/A	$1,138,980

			8,806,773

	Ohio–3.9%
15,375	Air Quality Dev. Auth. Pollution Control Rev., Dayton Power, 4.80%, 1/1/34, Ser. B (FGIC)	A2/A−	13,699,586
5,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	2,746,950
500	Cnty. of Montgomery Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	499,295
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA−	2,265,025
500	State Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. A	A2/A	494,405

			19,705,261

	Pennsylvania–1.5%
	Cumberland Cnty. Auth. Retirement Community Rev.,
	Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	NR/BBB−	537,915
670	6.00%, 7/1/35	NR/BBB−	479,995
1,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	963,687
6,200	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	5,486,814

			7,468,411

	South Carolina–0.9%
5,305	Jobs-Economic Dev. Auth. Rev., Bon Secours, 5.625%, 11/15/30, Ser. B	A3/A−	4,623,254

	Tennessee–0.2%
	State Energy Acquisition Corp. Rev., Ser. A,
1,200	5.25%, 9/1/21	Ba1/BBB+	902,376
365	5.25%, 9/1/22	Ba1/BBB+	270,071

			1,172,447

	Texas–9.7%
6,810	Crowley Independent School Dist., GO, 4.75%, 8/1/35 (PSF-GTD)	Aaa/AAA	6,523,367
1,300	Dallas Water Rev., 5.25%, 8/15/38	Aa2/AAA	1,263,899
10,115	Denton Independent School Dist., GO, 5.00%, 8/15/33 (PSF-GTD) (j)	Aaa/AAA	10,154,752
465	Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF-GTD)	Aaa/NR	466,818
	Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/26, Ser. A	A2/A	88,361
8,100	6.25%, 12/15/26, Ser. D	A2/A	5,483,538

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 13

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Texas (continued)
	North Harris Cnty. Regional Water Auth. Rev.,
$5,500	5.25%, 12/15/33	A3/A+	$5,098,225
5,500	5.50%, 12/15/38	A3/A+	5,222,360
	North Texas Tollway Auth. Rev.,
10,800	5.625%, 1/1/33, Ser. A	A2/A−	10,342,404
700	5.75%, 1/1/33, Ser. F	A3/BBB+	632,219
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28, Ser. C	Caa1/CCC	893,900
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems, 6.25%, 11/15/29	Aa2/AA−	3,083,970

			49,253,813

	Virginia–0.1%
1,000	James City Cnty. Economic Dev. Auth. Rev., 5.50%, 7/1/37, Ser. A	NR/NR	554,460

	Washington–8.3%
6,375	Chelan Cnty. Public Utility Dist. Rev., 5.125%, 7/1/33, Ser. C (AMBAC)	Aa2/AA	6,396,229
1,000	Health Care Facs. Auth. Rev., Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,032,880
15,000	King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (FSA) (j)	Aa3/AAA	15,014,100
21,480	Tobacco Settlement Auth. Tobacco Settlement Rev., 6.50%, 6/1/26	Baa3/BBB	19,550,451

			41,993,660

	Wisconsin–2.1%
560	Badger Tobacco Asset Securitization Corp. Rev., 6.00%, 6/1/17	Baa3/BBB	616,504
10,000	State Rev., 6.00%, 5/1/36, Ser. A (e)	A1/AA−	10,150,500

			10,767,004

	Total Municipal Bonds & Notes (cost–$532,788,524)		483,533,931

CORPORATE BONDS & NOTES (i)–1.6%
5,500	CIT Group, Inc., 5.80%, 7/28/11	Baa2/BBB	3,966,286
700	International Lease Finance Corp., 1.469%, 5/24/10, FRN	Baa2/BBB+	500,740
5,000	SLM Corp., 1.319%, 7/26/10, FRN	Baa2/BBB−	3,549,470

	Total Corporate Bonds & Notes (cost–$9,125,271)		8,016,496

SHORT-TERM INVESTMENTS–3.0%
Corporate Notes (i)–3.0%
	American General Finance Corp.,
1,900	1.785%, 10/2/09, FRN	Baa2/BB+	1,354,518
1,400	4.625%, 5/15/09	Baa2/BB+	1,310,338
	CIT Group, Inc.,
1,200	1.358%, 8/17/09, FRN	Baa2/BBB	1,072,231
5,785	4.125%, 11/3/09	Baa2/BBB	5,269,771

14 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Corporate Notes (continued)
$1,800	Goldman Sachs Group, Inc., 1.318%, 11/16/09, FRN	A1/A	$1,758,389
	International Lease Finance Corp.,
600	1.494%, 1/15/10, FRN	Baa2/BBB+	473,722
4,000	4.75%, 7/1/09	Baa2/BBB+	3,760,372

	Total Corporate Notes (cost–$15,701,389)		14,999,341

Variable Rate Demand Notes (g)(h)–0.0%
	Massachusetts–0.0%
200	Health & Educational Facs. Auth. Rev., Museum, 0.25%, 4/1/09, Ser. A1 (cost–$200,000)	VMIG1/A-1+	200,000

	Total Short-Term Investments (cost–$15,901,389)		15,199,341

	Total Investments (cost–$557,815,184)–100.0%		$506,749,768

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 15

PIMCO California Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

CALIFORNIA MUNICIPAL BONDS & NOTES–92.6%
	Assoc. of Bay Area Gov’t Finance Auth. Rev., Odd Fellows Home Ser. A (CA Mtg. Ins.),
$3,200	5.20%, 11/15/22	NR/A	$3,196,704
11,725	5.35%, 11/15/32	NR/A	10,508,180
1,000	Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A, (NPFGC)	Baa1/AA−	750,470
1,150	Ceres Redev. Agcy. Project Area No. 1, Tax Allocation, 5.00%, 11/1/33, (NPFGC)	Baa1/AA−	834,866
1,415	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A	NR/BBB	1,123,100
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A−	3,085,949
	Educational Facs. Auth. Rev.,
9,800	Claremont McKenna College, 5.00%, 1/1/39 (j)	Aa2/NR	9,562,154
5,000	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (NPFGC-FGIC)	Aa3/AA−	4,723,800
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A (j)	Aa1/AA+	9,755,500
1,695	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A	Aa2/AAA	1,680,423
	Golden State Tobacco Securitization Corp. Rev.,
11,000	5.00%, 6/1/45 (AMBAC-TCRS)	A2/A	8,030,880
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	A2/A	2,920,320
23,140	6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (c)	NR/AAA	27,202,921
	Health Facs. Financing Auth. Rev.,
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (NPFGC)	Baa1/AA−	4,783,800
	Paradise VY Estates (CA Mtg. Ins).,
2,000	5.125%, 1/1/22	NR/A	1,897,680
1,550	5.25%, 1/1/26	NR/A	1,403,014
	Infrastructure & Economic Dev. Bank Rev., Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A2/A	2,639,100
8,000	5.55%, 8/1/31, Ser. A	NR/A+	7,323,440
20	Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34, (NPFGC)	Baa1/AA−	16,924
5,600	Long Beach Bond Finance Auth. Rev., 5.50%, 11/15/37, Ser. A	A2/A	3,594,640
	Los Angeles Department of Water & Power Rev. (j),
6,000	4.75%, 7/1/30, Ser. A-2 (FSA)	Aa3/AAA	5,766,660
10,000	5.00%, 7/1/39, Ser. A	Aa3/AA−	9,637,000
	Los Angeles Unified School Dist., GO,
9,580	4.75%, 1/1/28, Ser. A (NPFGC)	Aa3/AA−	9,023,210
10,000	5.00%, 1/1/34, Ser. I (j)	Aa3/AA−	9,417,600
5,000	Metropolitan Water Dist. of Southern California Waterworks Rev., 5.00%, 7/1/37, Ser. A (j)	Aa2/AAA	4,852,400
5,280	Modesto Irrigation Dist., CP, 5.00%, 7/1/33, Ser. A (NPFGC)	A1/AA−	4,477,968
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (NPFGC)	A1/AA−	4,527,250
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (NPFGC)	A1/AA−	4,581,900

16 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO California Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

	Orange Cnty. Water Dist. Rev., CP, Ser. B, (NPFGC)
$4,560	5.00%, 8/15/34	Aa2/AAA	$4,315,356
965	5.00%, 8/15/34	NR/AAA	980,701
2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25, Ser. A, (NPFGC)	Baa1/AA−	1,627,160
1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (NPFGC)	A3/AA−	1,112,405
1,950	Poway Unified School Dist. Community Facs. Dist. No. 6, Special Tax, 5.125%, 9/1/28	NR/BBB	1,485,159
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Baa1/A+	4,386,900
500	Rocklin Unified School Dist. Community Facs., Special Tax, 5.00%, 9/1/29, (NPFGC)	Baa1/AA−	401,070
5,750	Sacramento Municipal Utility Dist. Rev., 5.00%, 8/15/33, Ser. R (NPFGC)	A1/AA−	5,358,712
6,250	San Diego Cnty. Water Auth. Rev., CP, 5.00%, 5/1/38, Ser. A (FSA)	Aa3/AAA	5,964,375
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (FSA)	Aa2/AAA	11,942,779
2,200	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	A1/AA+	2,161,478
1,500	San Diego State Univ. Foundation Auxiliary Organization Rev., 5.00%, 3/1/27, Ser. A, (NPFGC)	Baa1/AA−	1,458,435
3,000	San Jose Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AAA	3,027,240
13,200	San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (NPFGC)	A3/AA−	10,103,280
1,200	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, 7.00%, 9/1/36, Ser. A	A2/A	1,254,012
4,425	South Tahoe JT Powers Financing Auth. Rev., 5.45%, 10/1/33, Ser. A	NR/BBB	3,589,914
4,095	State Department Veteran Affairs Home Purchase Rev., 5.35%, 12/1/27, Ser. A (AMBAC)	Aa2/AA−	4,121,986
4,600	State Public Works Board Lease Rev., Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA−	4,398,888
4,300	State, GO, 6.00%, 4/1/38 (e)	A2/A	4,294,109
	Statewide Communities Dev. Auth. Rev., Catholic Healthcare West,
1,200	5.50%, 7/1/31, Ser. D	A2/A	1,112,784
1,200	5.50%, 7/1/31, Ser. E	A2/A	1,112,772
3,505	Internext Group, CP, 5.375%, 4/1/30	NR/BBB	2,374,462
7,300	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A	6,496,197
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A	NR/A+	13,187,550
	Methodist Hospital Project (FHA),
2,000	6.625%, 8/1/29	Aa2/AA	2,065,440
7,200	6.75%, 2/1/38	Aa2/AA	7,442,424
3,100	St. Joseph, 5.75%, 7/1/47, Ser. A (FGIC)	Aa3/AA−	2,891,339
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA−	9,254,000
	Tobacco Securitization Agcy. Rev., Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	5,090,526
7,000	6.00%, 6/1/42	Baa3/NR	4,252,010

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 17

PIMCO California Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	$1,230,860
5,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	Baa3/BBB	2,597,600
2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A	A1/A+	2,672,906
1,000	West Basin Municipal Water Dist. Rev., CP, 5.00%, 8/1/30, Ser. A (NPFGC)	Aa3/AA−	949,630
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	1,977,400
2,750	Woodland Finance Auth. Lease Rev., 5.00%, 3/1/32 (XLCA)	A3/NR	2,529,780

	Total California Municipal Bonds & Notes (cost – $315,217,526)		296,539,492

OTHER MUNICIPAL BONDS & NOTES–4.7%
	Indiana–1.0%
5,000	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(d)	NR/NR	3,182,500

	New York–1.0%
3,300	New York City Municipal Water Finance Auth.
	Water & Sewer System Rev., 5.00%, 6/15/37, Ser. D (j)	Aa2/AAA	3,202,650

	Puerto Rico–2.3%
	Public Building Auth. Rev., Gov’t Facs.,
4,420	5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB−	3,291,795
290	5.25%, 7/1/36, Ser. D	Baa3/BBB−	225,020
	Sales Tax Financing Corp. Rev., Ser. A,
23,200	zero coupon, 8/1/47 (AMBAC)	A1/A+	1,672,720
29,200	zero coupon, 8/1/54 (AMBAC)	A1/A+	1,263,192
26,300	zero coupon, 8/1/56	A1/A+	903,931

			7,356,658

	South Dakota–0.4%
2,000	Minnehaha Cnty. Health Facs. Rev., Bethany Lutheran, 5.50%, 12/1/35	NR/NR	1,163,720

	Total Other Municipal Bonds & Notes (cost–$20,529,905)		14,905,528

CORPORATE BONDS & NOTES (i)–0.9%
3,700	CIT Group, Inc., 5.80%, 7/28/11	Baa2/BBB	2,668,229
500	International Lease Finance Corp., 1.469%, 5/24/10, FRN	Baa2/BBB+	357,671

	Total Corporate Bonds & Notes (cost–$3,174,178)		3,025,900

SHORT-TERM INVESTMENTS–1.8%
Corporate Notes (i)–1.8%
	American General Finance Corp.,
1,300	1.785%, 10/2/09, FRN	Baa2/BB+	926,775
900	4.625%, 5/15/09	Baa2/BB+	842,361
4,100	CIT Group, Inc., 4.125%, 11/3/09	Baa2/BBB	3,734,842
400	International Lease Finance Corp., 1.494%, 1/15/10, FRN	Baa2/BBB+	315,814

	Total Corporate Notes (cost–$6,123,048)		5,819,792

	Total Investments (cost–$345,044,657)–100.0%		$320,290,712

18 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO New York Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

NEW YORK MUNICIPAL BONDS & NOTES–81.6%
$790	Dutchess Cnty. Industrial Dev. Agcy. Rev., Elant Fishkill, Inc., 5.25%, 1/1/37, Ser. A	NR/NR	$466,866
800	East Rochester Housing Auth. Rev.,
	St. Mary’s Residence Project, 5.375%, 12/20/22 (GNMA)	NR/AAA	816,408
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
1,060	5.25%, 10/1/35	A1/A	883,362
2,400	5.50%, 10/1/37	A1/A	2,057,448
	Long Island Power Auth. Rev., Electric System Rev.,
1,000	5.00%, 9/1/27, Ser. C	A3/A−	950,290
1,500	5.75%, 4/1/39, Ser. A	A3/A−	1,504,515
6,220	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/32, Ser. A (NPFGC-FGIC)	A2/AA−	5,699,697
2,750	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR	2,619,787
2,695	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa3/AA	2,537,289
	New York City Industrial Dev. Agcy. Rev.,
600	Queens Baseball Stadium, 6.50%, 1/1/46	Aa2/AAA	639,600
	Yankee Stadium,
200	5.00%, 3/1/36, (NPFGC)	Baa1/AA−	157,648
2,200	7.00%, 3/1/49	Aa2/AAA	2,364,120
5,000	New York City Municipal Finance Auth. Water & Sewer System Rev., 4.75%, 6/15/35, Ser. DD (j)	Aa3/AA+	4,618,200
4,000	New York City Trust for Cultural Res. Rev., Wildlife Conservation Society, 5.00%, 2/1/34 (NPFGC-FGIC)	Aa3/AA−	3,943,760
1,000	Niagara Falls Public Water Auth. Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (NPFGC)	Baa1/AA−	962,440
	State Dormitory Auth. Rev.,
1,000	5.00%, 3/15/38, Ser. A	NR/AAA	968,760
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	Baa1/A	1,900,845
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	1,888,980
	Long Island Univ., Ser. A (Radian),
1,040	5.00%, 9/1/23	Baa3/BBB+	936,832
4,000	5.00%, 9/1/32	Baa3/BBB+	3,329,200
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-NPFGC)	Baa1/AA−	2,738,250
6,150	North General Hospital, 5.00%, 2/15/25	NR/AA−	5,877,002
1,000	School Dist. Financing, 5.00%, 10/1/30, Ser. D (NPFGC)	A2/AA−	981,910
1,250	Skidmore College, 5.00%, 7/1/28 (NPFGC-FGIC)	A1/NR	1,259,075
3,740	St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Baa1/A	3,418,285
1,200	Teachers College, 5.50%, 3/1/39	A1/NR	1,172,400
620	Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A	Baa1/NR	515,146
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,195,975
2,000	State Environmental Facs. Corp. Rev., 4.75%, 6/15/32, Ser. B	Aa1/AA+	1,870,700
2,200	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (j)	NR/AAA	2,136,530
2,000	Triborough Bridge & Tunnel Auth. Rev., 5.25%, 11/15/34, Ser. A-2 (j)	Aa2/AA−	2,010,380
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev., Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (FSA)	Aa3/AAA	1,936,900

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 19

PIMCO New York Municipal Income Fund III Schedule of Investments
March 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value

$1,250	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev., Kendal on Hudson Project, 6.50%, 1/1/34, Ser. A, (Pre-refunded @ $100, 1/1/13) (c)	NR/NR	$1,466,737

	Total New York Municipal Bonds & Notes (cost–$69,043,689)		66,825,337

NEW YORK VARIABLE RATE NOTES (g)–8.1%
5,000	State Dormitory Auth. Rev., Rockefeller Univ., 5.00%, 7/1/32, Ser. A1	Aa1/AAA	5,002,600
1,750	State Urban Dev. Corp. Rev., 9.029%, 3/15/35 (a)(d)	NR/AAA	1,655,675

	Total New York Variable Rate Notes (cost–$6,105,093)		6,658,275

OTHER MUNICIPAL BONDS & NOTES–5.5%
	California–4.0%
2,760	Golden State Tobacco Securitization Corp. Rev., 6.75%, 6/1/39, Ser. A-1, (Pre-refunded @ $100, 6/1/13) (c)	NR/AAA	3,244,601

	District of Columbia–0.2%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	112,736

	Puerto Rico–0.7%
580	Children’s Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	Baa3/BBB	381,460
5,000	Sales Tax Financing Corp. Rev., zero coupon, 8/1/54, Ser. A (AMBAC)	A1/A+	216,300

			597,760

	South Carolina–0.5%
370	Tobacco Settlement Rev. Management Auth. Rev., 6.375%, 5/15/30, Ser. B	Baa3/BBB	426,636

	Washington–0.1%
135	Tobacco Settlement Auth. of Washington Rev., 6.625%, 6/1/32	Baa3/BBB	95,090

	Total Other Municipal Bonds & Notes (cost–$4,155,693)		4,476,823

CORPORATE BONDS & NOTES (i)–0.9%
900	CIT Group, Inc., 5.80%, 7/28/11	Baa2/BBB	649,029
100	International Lease Finance Corp., 1.469%, 5/24/10, FRN	Baa2/BBB+	71,534

	Total Corporate Bonds & Notes (cost–$754,479)		720,563

SHORT TERM INVESTMENTS–3.9%
Corporate Notes (i)–3.9%
	American General Finance Corp.,
300	1.785%, 10/2/09, FRN	Baa2/BB+	213,871
200	4.625%, 5/15/09	Baa2/BB+	187,191
	CIT Group, Inc.,
200	1.358%, 8/17/09, FRN	Baa2/BBB	178,705
1,900	4.125%, 11/3/09	Baa2/BBB	1,730,780
800	Goldman Sachs Group, Inc., 1.318%, 11/16/09, FRN	A1/A	781,507
100	International Lease Finance Corp., 1.494%, 1/15/10, FRN	Baa2/BBB+	78,954

	Total Corporate Notes (cost–$3,281,618)		3,171,008

	Total Investments (cost–$83,340,572)–100.0%		$81,852,006

20 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO Municipal Income Funds III Notes to Schedules of Investments
March 31, 2009 (unaudited)

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,643,856, representing 0.72% of total investments in Municipal III; securities with an aggregate value of $3,182,500, representing 0.99% of total investments in California Municipal III; securities with an aggregate value of $1,655,675, representing 2.02% of total investments in New York Municipal III.
(b)	Illiquid security.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A Security – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	Delayed-delivery security. To be delivered after March 31, 2009.

(f)	In default.

(g)	Variable Rate Notes – Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2009.
(h)	Maturity date shown is date of next put.

(i)	All or partial amount segregated as collateral for reverse repurchase agreements.
(j)	Residual Interest Bonds held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Funds acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC – insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. – insured by California Mortgage Insurance
CA St. Mtg. – insured by California State Mortgage
CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FHA – insured by Federal Housing Administration
FRN – Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2009.
FSA – insured by Financial Security Assurance, Inc.
GNMA – insured by Government National Mortgage Association
GO – General Obligation Bond
GTD – Guaranteed
NPFGC – insured by National Public Finance Guarantee Corporation
NR – Not Rated
PSF – Public School Fund
Radian – insured by Radian Guaranty, Inc.
TCRS – Temporary Custodian Receipts
XLCA – insured by XL Capital Assurance

See accompanying Notes to Financial Statements   3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 21

PIMCO Municipal Income Funds III Statements of Assets and Liabilities
March 31, 2009 (unaudited)

		California	New York
	Municipal III	Municipal III	Municipal III
Assets:
Investments, at value (cost–$557,815,184, $345,044,657 and $83,340,572, respectively)	$506,749,768	$320,290,712	$81,852,006

Cash	—	495,511	—

Interest receivable	8,585,511	5,394,539	1,067,591

Receivable for investments sold	6,238,864	4,426,040	359,424

Prepaid expenses and other assets	58,090	36,299	22,781

Total Assets	521,632,233	330,643,101	83,301,802

Liabilities:
Payable for floating rate notes	46,273,004	32,574,249	4,933,333

Payable for reverse repurchase agreements	18,386,000	6,927,000	3,056,000

Payable for investments purchased	14,412,765	4,242,538	—

Dividends payable to common and preferred shareholders	2,245,496	1,312,281	290,723

Interest payable	448,015	361,103	17,613

Payable to custodian for cash overdraft	378,161	—	116,900

Investment management fees payable	222,490	144,755	37,850

Interest payable for reverse repurchase agreements	8,717	3,582	1,486

Accrued expenses and other liabilities	136,946	150,313	17,309

Total Liabilities	82,511,594	45,715,821	8,471,214

Preferred shares ($0.00001 par value and $25,000 net asset and liquidation value per share applicable to an aggregate of 7,560, 5,000 and 1,280 shares issued and outstanding, respectively)	189,000,000	125,000,000	32,000,000

Net Assets Applicable to Common Shareholders	$250,120,639	$159,927,280	$42,830,588

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$318	$216	$55

Paid-in-capital in excess of par	451,704,145	306,378,512	78,254,120

Undistributed net investment income	3,786,784	2,017,337	740,253

Accumulated net realized loss	(154,306,517)	(123,712,585)	(34,675,118)

Net unrealized depreciation of investments	(51,064,091)	(24,756,200)	(1,488,722)

Net Assets Applicable to Common Shareholders	$250,120,639	$159,927,280	$42,830,588

Common Shares Outstanding	31,846,247	21,615,834	5,526,131

Net Asset Value Per Common Share	$7.85	$7.40	$7.75

22 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09   See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Statements of Operations
Six months ended March 31, 2009 (unaudited)

		California	New York
	Municipal III	Municipal III	Municipal III
Investment Income:
Interest	$18,883,611	$11,596,420	$2,791,462

Expenses:
Investment management fees	1,611,470	1,078,258	278,105

Interest expense	1,057,837	336,393	110,375

Auction agent fees and commissions	282,332	193,706	51,108

Custodian and accounting agent fees	80,822	43,890	26,945

Shareholder communications	57,455	31,982	10,239

Legal fees	50,545	36,313	7,280

Audit and tax services	46,901	36,459	19,946

Trustees’ fees and expenses	28,960	19,854	6,109

Transfer agent fees	17,551	16,313	15,899

New York Stock Exchange listing fees	10,256	8,497	8,502

Insurance expense	8,075	5,632	1,666

Miscellaneous	9,503	9,527	8,973

Total expenses	3,261,707	1,816,824	545,147

Less: investment management fees waived	(148,665)	(99,844)	(25,749)

custody credits earned on cash balances	(1,562)	(1,022)	(266)

Net expenses	3,111,480	1,715,958	519,132

Net Investment Income	15,772,131	9,880,462	2,272,330

Realized and Change In Unrealized Gain (Loss):
Net realized loss on:
Investments	(37,454,655)	(26,775,712)	(10,020,473)

Futures contracts	(1,086,759)	(268,871)	(76,826)

Swaps	(69,346,706)	(49,042,845)	(14,333,051)

Net change in unrealized appreciation/depreciation of:
Investments	8,921,079	(8,558,014)	2,931,274

Futures contracts	(509,265)	(344,810)	(98,511)

Swaps	5,896,675	3,985,072	1,141,808

Net realized and change in unrealized loss on investments, futures contracts and swaps	(93,579,631)	(81,005,180)	(20,455,779)

Net Decrease in Net Assets Resulting from Investment Operations	(77,807,500)	(71,124,718)	(18,183,449)

Dividends on Preferred Shares from Net Investment Income	(2,644,499)	(1,792,582)	(462,859)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(80,451,999)	$(72,917,300)	$(18,646,308)

See accompanying Notes to Financial Statements   3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 23

PIMCO Municipal Income Funds III Statements of Changes in Net Assets
                                 Applicable to Common Shareholders

	Municipal III
	Six Months
	ended
	March 31, 2009	Year ended
	(unaudited)	September 30, 2008
Investment Operations:
Net Investment Income	$15,772,131	$40,587,743

Net realized loss on investments, futures contracts and swaps	(107,888,120)	(5,855,899)

Net change in unrealized appreciation/depreciation of investments, futures contracts and swaps	14,308,489	(116,630,202)

Net decrease in net assets resulting from investment operations	(77,807,500)	(81,898,358)

Dividends on Preferred Shares from Net Investment Income	(2,644,499)	(9,396,018)

Net decrease in net assets applicable to common shareholders resulting from investment operations	(80,451,999)	(91,294,376)

Dividends to Common Shareholders from Net Investment Income	(13,350,808)	(26,568,968)

Capital Share Transactions:
Reinvestment of dividends	997,874	2,874,798

Total decrease in net assets applicable to common shareholders	(92,804,933)	(114,988,546)

Net Assets Applicable to Common Shareholders:
Beginning of period	342,925,572	457,914,118

End of period (including undistributed net investment income of $3,786,784 and $4,009,960; $2,017,337 and $1,707,824; $740,253 and $669,514; respectively)	$250,120,639	$342,925,572

Common Shares Issued in Reinvestment of Dividends	117,133	206,774

24 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09   See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Statements of Changes in Net Assets
                                 Applicable to Common Shareholders (continued)

California Municipal III		New York Municipal III
Six Months		Six Months
ended		ended
March 31, 2009	Year ended	March 31, 2009	Year ended
(unaudited)	September 30, 2008	(unaudited)	September 30, 2008
$9,880,462	$24,842,170	$2,272,330	$6,126,964

(76,087,428)	(6,131,433)	(24,430,350)	(2,384,765)

(4,917,752)	(69,147,582)	3,974,571	(15,899,883)

(71,124,718)	(50,436,845)	(18,183,449)	(12,157,684)

(1,792,582)	(6,269,965)	(462,859)	(1,631,983)

(72,917,300)	(56,706,810)	(18,646,308)	(13,789,667)

(7,778,367)	(15,524,827)	(1,738,732)	(3,476,109)

187,048	709,712	64,297	—

(80,508,619)	(71,521,925)	(20,320,743)	(17,265,776)

240,435,899	311,957,824	63,151,331	80,417,107

$159,927,280	$240,435,899	$42,830,588	$63,151,331

20,654	53,487	8,498	—

See accompanying Notes to Financial Statements   3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 25

PIMCO Municipal Income Fund III Statement of Cash Flows
Six Months ended March 31, 2009 (unaudited)

Increase in Cash from:
Cash Flows used for Operating Activities:
Net decrease in net assets resulting from investment operations	$(77,807,500)

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Investment Operations to Net Cash used for Operating Activities:
Purchases of long-term investments	(374,069,724)

Proceeds from sales of long-term investments	422,358,678

Sales of short-term portfolio investments, net	(12,989,596)

Net change in unrealized appreciation/depreciation of investments, futures contracts and swaps	(14,308,489)

Net realized loss on investments, futures contracts and swaps	107,888,120

Net amortization on investments	(1,755,961)

Decrease in interest receivable	3,971,982

Payments paid for futures contracts transactions	188,976

Decrease in deposits with brokers for futures collateral	1,905,000

Increase in prepaid expenses and other assets	(33,722)

Decrease in proceeds payable from retirement of floating rate notes	(7,019,500)

Increase in interest payable for reverse repurchase agreements	8,717

Increase in premium for swaps purchased	(63,582,198)

Decrease in investment management fees payable	(77,355)

Decrease in accrued expenses and other liabilities	(65,479)

Net cash used for operating activities	(15,388,051)

Cash Flows provided by Financing Activities:
Increase in reverse repurchase agreements	18,386,000

Cash dividends paid (excluding reinvestment of dividends of $997,874)	(15,341,488)

Payments to retire floating rate notes issued	56,322,618

Cash receipts on issuance of floating rate notes	32,575,195

Cash overdraft at custodian	378,161

Redemptions of preferred shares	(81,000,000)

Net cash provided by financing activities	11,320,486

Net decrease in cash	(4,067,565)

Cash at beginning of period	4,067,565

Cash at end of period	$0

The Fund paid $42,582 in cash for interest on reverse repurchase agreements.

26 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09   See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund III Statement of Cash Flows
Six Months ended March 31, 2009 (unaudited)

Increase in Cash from:
Cash Flows used for Operating Activities:
Net decrease in net assets resulting from investment operations	$(71,124,718)

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Investment Operations to Net Cash Provided by Operating Activities:
Purchases of long-term investments	(119,431,347)

Proceeds from sales of long-term investments	215,924,477

Purchases of short-term portfolio investments, net	3,191,369

Net change in unrealized appreciation/depreciation of investments, futures contracts and swaps	4,917,752

Net realized loss on investments, futures contracts and swaps	76,087,428

Net amortization on investments	(954,945)

Decrease in interest receivable	1,921,203

Payments paid for futures contracts transactions	594,913

Decrease in deposits with brokers for futures collateral	1,420,000

Increase in prepaid expenses and other assets	(21,480)

Decrease in proceeds payable from retirement of floating rate notes	(5,640,000)

Increase in interest payable for reverse repurchase agreements	3,582

Increase in premium for swaps purchased	(45,147,097)

Decrease in investment management fees payable	(59,543)

Decrease in accrued expenses and other liabilities	(71,360)

Net cash provided by operating activities	61,610,234

Cash Flows used for Financing Activities:
Increase in reverse repurchase agreements	6,927,000

Cash dividends paid (excluding reinvestment of dividends of $187,048)	(9,738,841)

Payments to retire floating rate notes issued	(30,813,533)

Cash receipts on issuance of floating rate notes	30,499,795

Redemptions of preferred shares	(60,000,000)

Net cash used for financing activities	(63,125,579)

Net decrease in cash	(1,515,345)

Cash at beginning of period	2,010,856

Cash at end of period	$495,511

The Fund paid $19,791 in cash for interest on reverse repurchase agreements.

See accompanying Notes to Financial Statements   3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 27

PIMCO New York Municipal Income Fund III Statement of Cash Flows
Six Months ended March 31, 2009 (unaudited)

Increase in Cash from:
Cash Flows used for Operating Activities:
Net decrease in net assets resulting from investment operations	$(18,183,449)

Adjustments to Reconcile Net Decrease in Net Assets Resulting from Investments Operations to Net Cash Provided by Operating Activities:
Purchases of long-term investments	(19,884,774)

Proceeds from sales of long-term investments	52,842,417

Sale of short-term portfolio investments, net	(702,121)

Net change in unrealized appreciation/depreciation of investments, futures contracts and swaps	(3,974,571)

Net realized loss on investments, futures contracts and swaps	24,430,350

Net amortization on investments	(180,202)

Decrease in interest receivable	600,658

Payments paid for futures contracts transactions	169,975

Decrease in deposits with brokers for futures contracts collateral	450,000

Increase in prepaid expenses and other assets	(16,484)

Decrease in proceeds payable from retirement of floating rate notes	(802,000)

Increase in interest payable for reverse repurchase agreements	1,486

Increase in premium for swaps purchased	(13,216,833)

Decrease in investment management fees payable	(15,516)

Decrease in accrued expenses and other liabilities	(41,790)

Net cash provided by operating activities	21,477,146

Cash Flows used for Financing Activities:
Increase in reverse repurchase agreements	3,056,000

Cash dividends paid (excluding reinvestment of dividends of $64,297)	(2,147,191)

Payments to retire floating rate notes issued	(12,601,497)

Cash receipts on issuance of floating rate notes	4,934,842

Cash overdraft at custodian	116,900

Redemption of preferred shares	(15,000,000)

Net cash used for financing activities	(21,640,946)

Net decrease in cash	(163,800)

Cash at beginning of period	163,800

Cash at end of period	$0

The Fund paid $8,530 in cash for interest on reverse repurchase agreements.

28 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09   See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Municipal Income Fund III (“Municipal III”), PIMCO California Municipal Income Fund III (“California Municipal III”) and PIMCO New York Municipal Income Fund III (“New York Municipal III”), collectively referred to as the “Funds” or “PIMCO Municipal Income Funds III”, were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the investment manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value per share of common stock authorized.

Under normal market conditions, Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. Under normal market conditions, California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation of the Interpretation has resulted in no material impact to the Funds’ financial statements at March 31, 2009. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 29

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the financial statements. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurement
Effective October 1, 2008, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•	Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six months ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing each Fund’s investments carried at value:

	Municipal Income III	California Municipal III	New York Municipal III
	Investments in	Investments in	Investments in
Valuation Inputs	Securities	Securities	Securities

Level 1 – Quoted Prices	$—	$—	$—
Level 2 – Other Significant Observable Inputs	506,749,768	320,290,712	81,852,006
Level 3 – Significant Unobservable Inputs	—	—	—

Total	$506,749,768	$320,290,712	$81,852,006

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2009, were as follows:

Municipal Income III:

Investments in
Securities

Beginning balance, 10/01/08	$149,999
Net paydowns	(74,760)
Total realized gain (loss)	2,337
Total change in unrealized gain (loss)	(50,463)
Transfers in and/or out of Level 3	(27,113)

Ending balance, 3/31/09	$0

30 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

In April 2009, the FASB issued FASB Staff Position No. 157-4. “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. The Funds’ management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

(c) Disclosures about Credit Derivatives
The Funds have adopted FASB Staff Positions No. 133-1 and FIN 45-4 “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FAS Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP”), which required enhanced transparency of the effect of credit derivatives and guarantees on an issuer’s financial position, financial performance and cash flows. FSP is effective for reporting periods after November 15, 2008. FSP applies to certain credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees and it requires additional disclosures regarding credit derivatives with sold protection. Fund management has determined that FSP has no material impact on the Funds’ financial statements.

See also “Swap Agreements” – Note 1(h) for description of the nature of each credit derivative, maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection and fair value of each credit derivative at March 31, 2009. Potential losses related to hybrid instruments that have embedded credit derivatives are limited to the initial cost of investments.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Fund management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statement disclosures.

(d) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discounts and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities using the effective interest method.

(e) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(f) Dividends and Distributions — Common Stock
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in-capital in excess of par.

(g) Futures Contracts
The Funds may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 31

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(h) Swap Agreements
The Funds may enter into in swap agreements. Swap agreements are privately negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds may enter into credit default, cross- currency, interest rate, total return, variance and other forms of swap agreements in order to manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, legal market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Interest Rate Swap Agreements – Interest rate swap agreements involve the exchange by the Funds with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

(i) Reverse Repurchase Agreements
The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Funds covers their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), their obligations under the agreements will be subject to the Funds’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(j) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”) / Residual Interest Tax Exempt Bonds (“RITEs”)
The Funds may invest in RIBs and RITEs, (“Inverse Floaters”) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from

32 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2009 (unaudited)

1. Organization and Significant Accounting Policies (continued)

which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. Pursuant to Statement of Financial Accounting Standards No. 140 (“FASB Statement No. 140”), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings.

Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than in an investment in Fixed Rate Bonds. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FASB Statement No. 140. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

(k) When-Issued/Delayed-Delivery Transactions
The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Funds do not participate in future gains and losses with respect to the security.

(l) Custody Credits on Cash Balances
The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds.

(m) Interest Expense
Interest expense relates to the Funds’ liability in connection with floating rate notes held by third parties in conjunction with Inverse Floater transactions. Interest expense is recorded as it is incurred.

2. Investment Manager/Sub-Adviser
The Funds have Investment Management Agreements (collectively the “Agreements”) with the Investment Manager. Subject to the supervision of each Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable on a monthly basis, at an annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fees for each Fund at the annual rate of 0.10% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding through October 31, 2008. On November 1, 2008, the contractual fee waiver was reduced to 0.05% of each Funds’ average daily net assets, including net assets attributable to any preferred shares that may be outstanding through October 31, 2009. For the fiscal year

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 33

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2009 (unaudited)

2. Investment Manager/Sub-Adviser (continued)

ended March 31, 2009, each Fund paid investment management fees at an annualized effective rate of 0.59% of each Fund’s average daily net assets inclusive of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”), to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all the Funds’ investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services.

3. Investments in Securities
For the six months ended March 31, 2009, purchases and sales of investments, other than short-term securities and U.S. government obligations were:

		California	New York
	Municipal III	Municipal III	Municipal III

Purchases	$367,603,837	$121,767,197	$19,881,313
Sales	428,523,644	220,351,671	53,201,841

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended March 31, 2009 for Municipal III, California III and New York III was $17,422,188, $7,573,542 and $3,201,146 at a weighted average interest rate of 1.10%, 1.16% and 1.17%, respectively. The total market value of underlying collateral (refer to the Schedules of Investments for positions segregated as collateral for reverse repurchase agreement) for open reverse repurchase agreements was $23,015,837, $8,845,692 and $3,891,571, respectively. Open reverse repurchase agreements at March 31, 2009 were:

Municipal III:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Principal

Barclays Bank	0.95%	3/12/09	4/9/09	$6,957,670	$6,954,000

	0.95%	3/16/09	4/16/09	10,603,475	10,599,000

Credit Suisse First Boston	0.95%	3/6/09	4/6/09	833,572	833,000

					$18,386,000

California Municipal III:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Principal

Barclays Bank	0.95%	3/12/09	4/9/09	$4,793,528	$4,791,000

	0.95%	3/16/09	4/16/09	1,560,659	1,560,000

Credit Suisse First Boston	0.95%	3/6/09	4/6/09	576,395	576,000

					$6,927,000

34 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2009 (unaudited)

3. Investments in Securities (continued)

New York Municipal III:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Principal

Barclays Bank	0.95%	3/12/09	4/9/09	$1,854,978	$1,854,000

	0.95%	3/16/09	4/16/09	1,202,508	1,202,000

					$3,056,000

Municipal III, California III and New York III received $936,208, $409,809 and $198,926, respectively, in U.S. government agency securities as collateral for open reverse repurchase agreements.

4.	Income Tax Information
The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009 were:

		Gross	Gross	Net
	Cost of	Unrealized	Unrealized	Unrealized
	Investments	Appreciation	Depreciation	Depreciation

Municipal III	$510,966,865	$11,912,615	$(62,481,219)	$(50,568,604)
California Municipal III	312,464,575	9,789,181	(34,638,093)	(24,848,912)
New York Municipal III	78,405,780	2,656,706	(4,147,754)	(1,491,048)

The difference between book and tax depreciation is attributable to inverse floater transactions.

5.	Auction-Rate Preferred Shares
Municipal III has outstanding 1,512 shares of Preferred Shares Series A, 1,512 shares of Preferred Shares Series B, 1,512 shares of Preferred Shares Series C, 1,512 shares of Preferred Shares Series D and 1,512 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal III has outstanding 2,500 shares of Preferred Shares Series A and 2,500 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share plus any accumulated, unpaid dividends.

New York Municipal III has outstanding 1,280 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 35

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2009 (unaudited)

5.	Auction-Rate Preferred Shares (continued)

For the six months ended March 31, 2009, the annualized dividend rates for each Fund ranged from:

	High	Low	At March 31, 2009

Municipal III:
Series A	8.499%	0.640%	0.685%
Series B	8.652%	0.640%	0.746%
Series C	12.261%	0.625%	0.746%
Series D	11.728%	0.594%	0.746%
Series E	10.205%	0.594%	0.746%
California Municipal III:
Series A	8.652%	0.640%	0.746%
Series B	11.728%	0.594%	0.746%
New York Municipal III:
Series A	8.499%	0.685%	0.685%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred shareholders, who are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shareholders.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate” as the higher of the 30-day “AA” Composite Commercial Paper Rate multiplied by 110% or the Taxable Equivalent of the Short-Term Municipal Obligations Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by 110% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction).

These developments with respect to ARPS have not affected the management or investment policies of the Funds, and the Funds’ outstanding common shares continue to trade on the NYSE without any change. If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

During the six months ended March 31, 2009, the Funds redeemed a portion of their ARPS. The redemptions were intended to increase asset coverage for each Fund’s ARPS above the 200% Level (subject to future market conditions), permitting the Funds to pay previously declared common share dividends and: to declare and pay future common share dividends. The Funds redeemed, at the full liquidation preference of $25,000 per share plus accumulated but unpaid dividends, up to each series respective dates of redemption.

		California	New York
	Municipal III (a)	Municipal III (b)	Municipal III (c)

Beginning balance, September 30, 2008	$270,000,000	$185,000,000	$47,000,000
Redemption	(81,000,000)	(60,000,000)	(15,000,000)

Ending balance, March 31, 2009	$189,000,000	$125,000,000	$32,000,000

(a)	Redeemed January 5, 2009 – January 9, 2009

(b)	Redeemed January 7, 2009 and January 9, 2009

(c)	Redeemed January 6, 2009.

36 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2009 (unaudited)

6.	Subsequent Common Dividend Declarations
On April 1, 2009, the following dividends were declared to common shareholders payable May 1, 2009 to shareholders of record on April 13, 2009:

Municipal III	$0.07 per common share
California Municipal III	$0.06 per common share
New York Municipal III	$0.0525 per common share

On May 1, 2009, the following dividends were declared to common shareholders payable June 1, 2009 to shareholders of record on May 11, 2009:

Municipal III	$0.07 per common share
California Municipal III	$0.06 per common share
New York Municipal III	$0.0525 per common share

7.	Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the SEC and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager, the Sub-Adviser and certain of their affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager, the Sub-Adviser, or their affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

8	Portfolio Manager Change
Effective December 11, 2008, Mr. John Cummings assumed primary responsibility for the day-to-day portfolio management of each of the Funds. Mr. Cummings is an Executive Vice President at PIMCO. He joined PIMCO in 2002, and previously was at Goldman Sachs as an institutional trader, responsible for a number of municipal sectors including industrials, airlines, utilities, healthcare and high-yield. Mr. Cummings has over 20 years of investment experience and earned an MBA and undergraduate degree from Rutgers University.

9.	Subsequent Event-Change to the Funds’ Investment Policies and Related Risks
Effective April 6, 2009, each Fund’s investment policy has been revised to increase the amount of Residual Interest Municipal Bonds (“RIBs”) in which each Fund may invest to 15% from 10% of its total assets. The Board of Trustees approved the changes based on the recommendation of the Funds’ Investment Manager and Sub-Adviser that this limit increase in RIBs would be in the best interest of the Funds and the Funds’ shareholders. In addition, this change potentially allows the Funds to earn additional tax-free income. In addition, the use of RIBs, which results in a form of economic leverage, will allow the Funds to replace or increase leverage to some degree.

3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 37

PIMCO Municipal Income Funds III Notes to Financial Statements
March 31, 2009 (unaudited)

9.	Subsequent Event Change to the Funds’ Investment Policies and Related Risks (continued)

In addition to general market risks, the Funds’ investments in RIBs may involve greater risk and volatility than an investment in a fixed rate bond, and the value of RIBs may decrease significantly when market interest rates increase. RIBs have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, RIBs typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which RIBS may be held could be terminated due to market, credit or other events beyond the Funds’ control, which could require a Fund to reduce leverage and dispose of portfolio investments at inopportune times and prices.

38 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

PIMCO Municipal Income Funds III Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months
	ended
	March 31,
	2009	Year ended September 30,
	(unaudited)	2008	2007	2006	2005	2004
Net asset value, beginning of period	$10.81	$14.53	$14.90	$14.68	$14.36	$14.05

Investment Operations:
Net investment income	0.49	1.29	1.17	1.12	1.14	1.18

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	(2.95)	(3.87)	(0.40)	0.26	0.36	0.22

Total from investment operations	(2.46)	(2.58)	0.77	1.38	1.50	1.40

Dividends on Preferred Shares from Net Investment Income	(0.08)	(0.30)	(0.30)	(0.27)	(0.18)	(0.09)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(2.54)	(2.88)	0.47	1.11	1.32	1.31

Dividends to Common Shareholders from Net Investment Income	(0.42)	(0.84)	(0.84)	(0.89)	(1.00)	(1.00)

Net asset value, end of period	$7.85	$10.81	$14.53	$14.90	$14.68	$14.36

Market price, end of period	$8.68	$11.17	$15.05	$15.70	$15.49	$14.30

Total Investment Return (1)	(18.27)%	(21.07)%	1.38%	7.69%	15.95%	8.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$250,121	$342,926	$457,914	$466,511	$457,487	$445,679

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	2.37%#	2.48%	2.73%	2.71%	1.97%	1.54%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.56%#	1.23%	1.10%	1.06%	1.03%	1.05%

Ratio of net investment income to average net assets (2)(5)	11.98%#	9.39%	7.90%	7.71%	7.74%	8.25%

Preferred shares asset coverage per share	$58,082	$56,709	$67,378	$68,179	$67,352	$66,261

Portfolio turnover	66%	17%	10%	15%	3%	13%

#	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(l) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions and reverse repurchase agreement transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. (See Note 2 in Notes to Financial Statements). The effect of such waiver relative to the average net assets of common shareholders was 0.11% (annualized), 0.17%, 0.24%, 0.24%, 0.24% and 0.24%, for the six months ended March 31, 2009, the years ended September 30, 2008, September 30, 2007, September 30, 2006, September 30, 2005 and September 30, 2004, respectively.

See accompanying Notes to Financial Statements   3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 39

PIMCO California Municipal Income Funds III Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months
	ended
	March 31,
	2009	Year ended September 30,
	(unaudited)	2008	2007	2006	2005	2004
Net asset value, beginning of period	$11.13	$14.48	$14.83	$14.80	$14.12	$13.43

Investment Operations:
Net investment income	0.45	1.15	1.07	1.11	1.14	1.23

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	(3.74)	(3.49)	(0.26)	0.13	0.65	0.51

Total from investment operations	(3.29)	(2.34)	0.81	1.24	1.79	1.74

Dividends on Preferred Shares from Net Investment Income	(0.08)	(0.29)	(0.29)	(0.25)	(0.15)	(0.09)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(3.37)	(2.63)	0.52	0.99	1.64	1.65

Dividends to Common Shareholders from Net Investment Income	(0.36)	(0.72)	(0.87)	(0.96)	(0.96)	(0.96)

Net asset value, end of period	$7.40	$11.13	$14.48	$14.83	$14.80	$14.12

Market price, end of period	$7.71	$10.54	$14.20	$16.94	$15.11	$13.74

Total Investment Return (1)	(23.40)%	(21.60)%	(11.38)%	19.43%	17.48%	8.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$159,927	$240,436	$311,958	$318,236	$315,963	$300,860

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	1.97%#	2.75%	2.94%	2.69%	1.94%	1.55%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.59%#	1.21%	1.16%	1.06%	1.05%	1.08%

Ratio of net investment income to average net assets (2)(5)	11.36%#	8.53%	7.26%	7.56%	7.82%	8.79%

Preferred shares asset coverage per share	$56,982	$57,426	$67,140	$67,993	$67,692	$65,650

Portfolio turnover	33%	8%	7%	7%	5%	33%

#	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(l) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions and reverse repurchase agreement transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. (See Note 2 in Notes to Financial Statements). The effect of such waiver relative to the average net assets of common shareholders was 0.11% (annualized), 0.17, 0.24%, 0.24%, 0.24% and 0.24%, for the six months ended March 31, 2009, the years ended September 30, 2008, September 30, 2007, September 30, 2006, September 30, 2005 and September 30, 2004, respectively.

40 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09   See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Funds III Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months
	ended
	March 31,
	2009	Year ended September 30,
	(unaudited)	2008	2007	2006	2005	2004
Net asset value, beginning of period	$11.45	$14.57	$15.09	$15.03	$14.41	$14.14

Investment Operations:
Net investment income	0.41	1.11	1.03	1.07	1.13	1.19

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	(3.71)	(3.30)	(0.48)	0.13	0.61	0.12

Total from investment operations	(3.30)	(2.19)	0.55	1.20	1.74	1.31

Dividends on Preferred Shares from Net Investment Income	(0.08)	(0.30)	(0.29)	(0.26)	(0.16)	(0.08)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(3.38)	(2.49)	0.26	0.94	1.58	1.23

Dividends to Common Shareholders from Net Investment Income	(0.32)	(0.63)	(0.78)	(0.88)	(0.96)	(0.96)

Net asset value, end of period	$7.75	$11.45	$14.57	$15.09	$15.03	$14.41

Market price, end of period	$7.87	$10.00	$13.57	$16.45	$16.04	$14.30

Total Investment Return (1)	(18.10)%	(22.55)%	(13.12)%	8.73%	19.65%	11.93%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$42,831	$63,151	$80,417	$82,836	$82,043	$78,465

Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	2.28%#	3.02%	3.18%	2.89%	2.36%	1.73%

Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.79%#	1.34%	1.31%	1.16%	1.24%	1.19%

Ratio of net investment income to average net assets (2)(5)	9.97%#	8.04%	6.89%	7.23%	7.54%	8.23%

Preferred shares asset coverage per share	$58,461	$58,583	$67,749	$69,042	$68,627	$66,732

Portfolio turnover	20%	7%	12%	8%	4%	12%

#	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See Note 1(l) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions and reverse repurchase agreement transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. (See Note 2 in Notes to Financial Statements). The effect of such waiver relative to the average net assets of common shareholders was 0.11% (annualized), 0.17%, 0.24%, 0.24%, 0.24% and 0.24%, for the six months ended March 31, 2009, the years ended September 30, 2008, September 30, 2007, September 30, 2006, September 30, 2005 and September 30, 2004, respectively.

See accompanying Notes to Financial Statements   3.31.09   PIMCO Municipal Income Funds III Semi-Annual Report 41

PIMCO Municipal Income Funds III
Annual Shareholder Meetings Results/Proxy Voting Policies & Procedures
(unaudited)

The Funds held their annual meeting of shareholders on December 23, 2008. Common/Preferred shareholders voted as indicated below:

		Withheld
	Affirmative	Authority

Municipal III
Re-election of Paul Belica-Class III to serve until 2011	27,813,504	1,822,566
Re-election of John C. Maney-Class III to serve until 2011	27,842,150	1,793,920
Election of Diana L. Taylor*-Class II to serve until 2010	8,681	525

California Municipal III
Re-election of Paul Belica-Class III to serve until 2011	18,691,747	1,095,351
Re-election of John C. Maney-Class III to serve until 2011	18,705,836	1,081,262
Election of Diana L. Taylor*-Class II to serve until 2010	5,651	112

New York Municipal III
Re-election of Paul Belica-Class III to serve until 2011	4,594,295	441,191
Re-election of John C. Maney-Class III to serve until 2011	4,600,079	435,407
Election of Diana L. Taylor*-Class II to serve until 2010	1,626	76

Messrs. Hans W. Kertess*, Robert E. Connor William B. Ogden, IV and R. Peter Sullivan III continue to serve as Trustees of the Funds.

*	Preferred Shares Trustee; Diana L. Taylor was appointed to serve as a Preferred Shares Trustee to fill a vacancy resulting from the death of John J. Dalessandro in September 2008.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (866) 298-8462; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov

42 PIMCO Municipal Income Funds III Semi-Annual Report   3.31.09

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Trustees and Fund Officers

Hans W. Kertess
  Trustee, Chairman of the Board of Trustees
Paul Belica
  Trustee
Robert E. Connor
  Trustee
John C. Maney
  Trustee
William B. Ogden, IV
  Trustee
R. Peter Sullivan III
  Trustee
Diana L. Taylor
Trustee	Brian S. Shlissel
  President & Chief Executive Officer
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
  Vice President, Secretary & Chief Legal Officer
Scott Whisten
  Assistant Treasurer
Richard J. Cochran
  Assistant Treasurer
Youse E. Guia
  Chief Compliance Officer
Kathleen A. Chapman
  Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

PNC Global Investment Servicing
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of their common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of their fiscal year on Form N-Q. The Funds’ Form N-Q’s are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

On January 9, 2009, the Funds submitted CEO annual certifications to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Funds of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (866) 298-8462.

ITEM 2.	CODE OF ETHICS
Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT
Not required in this filing

ITEM 6.	SCHEDULE OF INVESTMENTS
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not required in this filing

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not required in this filing

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES: NONE

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls (over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12.	EXHIBITS
(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO New York Municipal Income Fund III
By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date June 4, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date June 4, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date June 4, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date June 4, 2009